SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
Schedule of share capital

		Note	Number	Value
January 1, 2022	Balance		19,956,034	100,285

March 17, 2022 to November 14, 2022	Issuance of share capital upon exercise of FSOs	10	8,000	20
March 22, 2022	Issuance of share capital upon exercise of DSUs	10	97,045	1,407
June 1, 2022	Shares issued upon completion of Spin acquisition	6	285,135	1,426
June 16, 2022	Shares issued upon settlement of deferred consideration for Wild Streak acquisition	5	761,754	6,764
December 31, 2022	Balance		21,107,968	109,902

January 1, 2023	Balance		21,107,968	109,902

January 10, 2023 to December 9, 2023	Issuance of share capital upon exercise of FSOs	10	124,000	808
April 6, 2023	Issuance of share capital upon exercise of DSUs	10	38,334	218
June 28, 2023 to December 14, 2023	Issuance of share capital upon exercise of RSUs	10	365,043	2,365
January 13, 2023 to May 4, 2023	Shares issued upon exercise of Convertible Debt	7	617,357	2,127
June 1, 2023	Shares issued upon settlement of deferred consideration for Spin acquisition	6	357,739	1,104
June 8, 2023	Shares issued upon settlement of deferred consideration for Wild Streak acquisition	5	393,111	3,491
December 31, 2023	Balance		23,003,552	120,015